UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  <Quarter End Date Here>

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	April 25,2000


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	99

Form 13F Information Table Value Total:  30,423,060



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp.                  COM              001957109      705 12520.000SH       SOLE                 8181.000          4339.000
Abbott Laboratories            COM              002824100     3945 112100.000SH      SOLE                69900.000         42200.000
American Express Co            COM              025816109   479504 3219501.000SH     SOLE              2780660.000        438841.000
                                                            158142 1061800.000SH     OTHER                7800.000       1054000.000
American Int'l Group           COM              026874107   863651 7887227.250SH     SOLE              6754103.750       1133123.500
                                                            225414 2058575.000SH     OTHER               20075.000       2038500.000
Avon Products Inc              COM              054303102      651 22250.000SH       SOLE                 3650.000         18600.000
Bellsouth Corp                 COM              079860102      275 5859.000 SH       SOLE                                   5859.000
Berkshire Hathaway Inc-Cl A    COM              084670108      458    8.000 SH       SOLE                    7.000             1.000
Bestfoods                      COM              08658U101   441453 9430245.000SH     SOLE              8274037.000       1156208.000
                                                            129057 2756900.000SH     OTHER               20800.000       2736100.000
Boston Scientific Corp Com     COM              101137107   514932 24161023.000SH    SOLE             20978734.000       3182289.000
                                                            144445 6777500.000SH     OTHER               58500.000       6719000.000
Bristol-Myers Squibb Co        COM              110122108   479247 8262872.000SH     SOLE              7203109.000       1059763.000
                                                            197159 3399300.000SH     OTHER               19800.000       3379500.000
Carnival Corporation           COM              143658102     1455 58650.000SH       OTHER                                 58650.000
Circuit City Stores Inc        COM              172737108   799629 13135595.000SH    SOLE             11418175.000       1717420.000
                                                            200571 3294800.000SH     OTHER               36400.000       3258400.000
Cisco Systems                  COM              17275R102    10062 130143.000SH      SOLE                79538.000         50605.000
Citigroup Inc.                 COM              172967101   344484 5753380.000SH     SOLE              4973873.000        779507.000
                                                             86968 1452500.000SH     OTHER               13900.000       1438600.000
Coca-Cola Co                   COM              191216100   901708 19210821.000SH    SOLE             16678599.000       2532222.000
                                                            251719 5362850.000SH     OTHER               45500.000       5317350.000
Costco Wholesale Corp-New      COM              22160K105   566233 10772565.000SH    SOLE              9199904.000       1572661.000
                                                            183716 3495200.000SH     OTHER               27300.000       3467900.000
Dell Computer Corp Com         COM              247025109   646077 11978260.000SH    SOLE             10360242.000       1618018.000
                                                            171953 3188000.000SH     OTHER               29300.000       3158700.000
Disney, Walt Co                COM              254687106      606 14693.000SH       SOLE                14691.000             2.000
Dollar General                 COM              256669102     3279 122021.000SH      SOLE                39646.000         82375.000
Dupont (E.I.) De Nemours & Co  COM              263534109      420 7939.000 SH       SOLE                 5165.000          2774.000
EMC Corp/Mass                  COM              268648102    13414 106460.000SH      SOLE                62020.000         44440.000
                                                              2356 18700.000SH       OTHER                                 18700.000
Eaton Corp                     COM              278058102      390 5000.000 SH       SOLE                                   5000.000
Electronic Arts, Inc.          COM              285512109   431570 6062445.000SH     SOLE              5246892.000        815553.000
                                                            155730 2187600.000SH     OTHER               14800.000       2172800.000
Electronic Data Systems        COM              285661104   905541 14107745.000SH    SOLE             12193933.000       1913812.000
                                                            244660 3811650.000SH     OTHER               34600.000       3777050.000
Eli Lilly & Co                 COM              532457108      288 4600.000 SH       SOLE                 4600.000
Exxon Mobil Corp               COM              30231G102     1310 16802.000SH       SOLE                12930.000          3872.000
Fannie Mae                     COM              313586109      594 10500.000SH       SOLE                10500.000
Freddie Mac                    COM              313400301      711 16100.000SH       SOLE                16100.000
Gap Inc.                       COM              364760108   780151 15661754.450SH    SOLE             13556732.450       2105022.000
                                                            235096 4719612.000SH     OTHER               38450.000       4681162.000
General Electric Co            COM              369604103   628718 4039952.000SH     SOLE              3501591.000        538361.000
                                                            174230 1119550.000SH     OTHER                9900.000       1109650.000
Gillette Co                    COM              375766102   969390 25721803.000SH    SOLE             22308579.000       3413224.000
                                                            267481 7097350.000SH     OTHER               61000.000       7036350.000
Hewlett-Packard                COM              428236103  1174560 8839583.000SH     SOLE              7648449.000       1191134.000
                                                            345840 2602750.000SH     OTHER               21800.000       2580950.000
Home Depot Inc.                COM              437076102  1126182 17460181.500SH    SOLE             15073517.000       2386664.500
                                                            337438 5231600.000SH     OTHER               39750.000       5191850.000
Int'l Business Machines        COM              459200101      591 5006.000 SH       SOLE                 5006.000
Intel Corp                     COM              458140100  1026672 7781501.000SH     SOLE              6687760.000       1093741.000
                                                            332298 2518600.000SH     OTHER               18700.000       2499900.000
Interpublic Group of Cos       COM              460690100   437545 9260217.500SH     SOLE              7988158.000       1272059.500
                                                            132579 2805900.000SH     OTHER               22500.000       2783400.000
Johnson & Johnson              COM              478160104   696271 9911337.000SH     SOLE              8593601.000       1317736.000
                                                            211628 3012500.000SH     OTHER               24400.000       2988100.000
Lucent Technologies, Inc.      COM              549463107   609566 9952090.000SH     SOLE              8622722.000       1329368.000
                                                            178470 2913800.000SH     OTHER               24200.000       2889600.000
MCI Worldcom, Inc.             COM              55268B106   978940 21604187.500SH    SOLE             18738880.500       2865307.000
                                                            299655 6613075.000SH     OTHER               52750.000       6560325.000
Marriott International, Inc. C COM              571903202   463054 14700111.500SH    SOLE             12673147.000       2026964.500
                                                            125518 3984700.000SH     OTHER               35200.000       3949500.000
Marsh & Mclennan               COM              571748102    26580 240950.000SH      SOLE               207750.000         33200.000
McDonald's Corp                COM              580135101   869806 23272414.000SH    SOLE             20116620.000       3155794.000
                                                            250966 6714800.000SH     OTHER               56400.000       6658400.000
Medtronic Inc                  COM              585055106   805161 15653200.000SH    SOLE             13461025.000       2192175.000
                                                            257260 5001400.000SH     OTHER               37400.000       4964000.000
Merck & Co Inc                 COM              589331107     3019 48600.000SH       SOLE                48600.000
Microsoft Corp                 COM              594918104   885283 8332076.000SH     SOLE              7199062.000       1133014.000
                                                            260275 2449650.000SH     OTHER               19800.000       2429850.000
Molex Cl A (Non-Vtg)           COM              608554200     6932 156225.000SH      SOLE               107125.000         49100.000
Newell Rubbermaid Inc.         COM              651229106   318422 12833130.000SH    SOLE             11181979.000       1651151.000
                                                             95161 3835200.000SH     OTHER               31700.000       3803500.000
Nokia Corp Sponsored ADR       COM              654902204     1319 5940.000 SH       SOLE                  500.000          5440.000
Oracle Corporation             COM              68389X105    33516 429346.000SH      SOLE               246781.000        182565.000
                                                              3380 43300.000SH       OTHER                                 43300.000
Pepsico Inc                    COM              713448108   477739 13698605.000SH    SOLE             11863166.000       1835439.000
                                                            138799 3979900.000SH     OTHER               33400.000       3946500.000
Pfizer Inc                     COM              717081103  1196559 32726395.000SH    SOLE             28337488.000       4388907.000
                                                            349682 9563950.000SH     OTHER               78100.000       9485850.000
Post Properties, Inc.          COM              737464107      224 5550.000 SH       SOLE                  200.000          5350.000
Procter & Gamble Co            COM              742718109      661 11700.000SH       SOLE                 9300.000          2400.000
                                                             70532 1248350.000SH     OTHER                               1248350.000
Qualcomm Inc Com               COM              747525103      478 3200.000 SH       SOLE                 3200.000
Schering Plough                COM              806605101   572692 15426045.000SH    SOLE             13427796.000       1998249.000
                                                            162236 4370000.000SH     OTHER               36700.000       4333300.000
Solectron                      COM              834182107   629586 15690628.000SH    SOLE             13548351.000       2142277.000
                                                            193290 4817200.000SH     OTHER               38000.000       4779200.000
Southern Company               COM              842587107     1143 52533.000SH       SOLE                                  52533.000
State Street Corp.             COM              857477103      271 2800.000 SH       SOLE                                   2800.000
SunTrust Banks Inc             COM              867914103     3744 64834.000SH       SOLE                14300.000         50534.000
Telefonica S A Sponsored ADR   COM              879382208      290 3905.000 SH       SOLE                                   3905.000
Tellabs Inc Com                COM              879664100   685006 10875811.000SH    SOLE              9393449.000       1482362.000
                                                            216011 3429600.000SH     OTHER               26500.000       3403100.000
Wells Fargo & Co New           COM              949746101   625143 15340927.000SH    SOLE             13285924.000       2055003.000
                                                            185087 4542000.000SH     OTHER               37500.000       4504500.000
Montag & Caldwell Growth Fund                   126413509      451 13406.078SH       SOLE                            	   13406.078